UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21992

TENNENBAUM OPPORTUNITIES PARTNERS V, LP
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA  90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
TENNENBAUM OPPORTUNITIES PARTNERS V, LP
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA  90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31, 2011

Date of reporting period: SEPTEMBER 30, 2011

ITEM 1.   SCHEDULE OF INVESTMENTS.

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited)

September 30, 2011

Showing Percentage of Total Cash and Investments of the Registrant

	Principal	Fair	Percent of Cash
Investment	Amount	Value	and Investments

Debt Investments (70.68%)
Bank Debt (44.64%) (1)
Accounting, Tax Preparation, Bookkeeping, and Payroll Services (0.25%)
NCO Group, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 5.5%, 2.5% LIBOR Floor, due 11/15/13	$3,475,501	$3,405,991	0.25%

Activities Related to Credit Intermediation (1.76%)
OpenSolutions, Inc., Tranche B Term Loan, LIBOR + 2.125%, 1/23/14	$28,949,381	24,064,173	1.76%

Aerospace Product and Parts Manufacturing (0.82%)
Hawker Beechcraft, Inc., Senior Secured 1st Lien Series A New Term Loan, LIBOR + 8.5%, 2% LIBOR Floor, due 3/26/14	$1,604,498	1,399,924	0.10%
Hawker Beechcraft, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 2%, due 3/26/14	$13,512,247	9,323,450	0.68%
Hawker Beechcraft, Inc., Senior Secured Letters of Credit, LIBOR + 2%, due 3/26/14	$835,566	576,541	0.04%
Total Aerospace Product and Parts Manufacturing		11,299,915

Architectural, Engineering, and Related Services (0.91%)
ESP Holdings, Inc., 2nd Lien Term Loan, LIBOR + 10%, 3.5% LIBOR Floor, due 9/12/14 (2)	$12,485,841	12,485,841	0.91%

Business Support Services (5.29%)
STG-Fairway Acquisitions, Inc., Senior Secured 1st Lien Term Loan, 13.5%, due 12/29/15	$71,078,945	72,500,524	5.29%

Cable and Other Subscription Programming (4.00%)
Medfort, S.a.r.l., 1st Lien Term Loan A, 15%, due 11/21/17 - (Germany) (2), (3)	€2,874,440	3,848,013	0.28%
Medfort, S.a.r.l., 1st Lien Term Loan B, 1%, due 11/21/17 - (Germany) (2), (3)	€27,344,895	24,800,979	1.81%
Primacom Management GmbH, 2nd Lien Term Loan, 10% PIK, due 5/19/17 - (Germany) (2), (3)	€7,877,083	10,545,051	0.77%
Primacom Management GmbH, Mezzanine Term Loan A, 1% PIK, due 11/21/17 - (Germany) (2), (3)	€2,513,895	3,365,352	0.25%
Primacom Management GmbH, Mezzanine Term Loan B, 1% PIK, due 11/21/17 - (Germany) (2), (3)	€9,149,825	12,248,871	0.89%
Total Cable and Other Subscription Programming		54,808,266

Charter Bus Industry (0.60%)
Coach America Holdings, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 2.75% Cash + 3% PIK, 1.5% LIBOR Floor, due 4/20/14	$9,080,405	6,742,201	0.49%
Coach America Holdings, Inc., Senior Secured Letters of Credit PIK Facility, LIBOR + 2.75% Cash + 3% PIK, 1.5% LIBOR Floor, due 4/20/14	$35,183	26,123	-
Coach America Holdings, Inc., Senior Secured Letters of Credit, LIBOR + 2.75% Cash + 3% PIK, 1.5% LIBOR Floor, due 4/20/14	$1,919,516	1,425,241	0.11%
Total Charter Bus Industry		8,193,565

Communications Equipment Manufacturing (3.44%)
Dialogic Corporation, Senior Secured Notes, LIBOR + 11%, 2% LIBOR Floor, due 9/30/13	$47,933,138	47,070,341	3.44%

Electric Power Generation, Transmission and Distribution (1.08%)
Texas Competitive Electric Holdings Company, LLC, Extended Term Loan, LIBOR + 4.5%, due 10/10/17	$21,854,113	14,717,390	1.08%

Electronic Shopping and Mail-Order Houses (2.84%)
Shopzilla, Inc., Senior Secured 2nd Lien Term Loan, 13%, due 6/1/14	$39,251,850	38,957,461	2.84%

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2011

Showing Percentage of Total Cash and Investments of the Registrant

	Principal	Fair	Percent of Cash
Investment	Amount	Value	and Investments

Debt Investments (continued)
Highway, Street, and Bridge Construction (1.16%)
Contech Construction Products, Inc., Senior Secured 1st Lien Revolver, LIBOR + 4%, 1.25% LIBOR Floor, due 1/31/13 (2)	$4,900,802	$2,658,685	0.19%
Contech Construction Products, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 4%, 1.25% LIBOR Floor, due 1/31/13 (2)	$17,865,691	13,265,275	0.97%
Total Highway, Street, and Bridge Construction		15,923,960

Machine Shops; Turned Product; and Screw, Nut and Bolt Manufacturing (0.85%)
Precision Partners Holdings, 1st Lien Delayed Draw Term Loan, Prime + 6.5%, 4.5% Prime Floor, due 10/1/13	$817,531	760,304	0.06%
Precision Partners Holdings, 1st Lien Term Loan, Prime + 6.5%, 4.5% Prime Floor, due 10/1/13	$11,686,498	10,868,443	0.79%
Total Machine Shops; Turned Product; and Screw, Nut and Bolt Manufacturing		11,628,747

Motion Picture and Video Industries (3.41%)
CKX Entertainment, Inc., Senior Secured Bridge Term Loan, LIBOR + 7%, 1.5% LIBOR Floor, due 6/21/12	$47,930,238	46,684,051	3.41%

Newspaper, Periodical, Book, and Directory Publishers (0.08%)
Cengage Learning, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 2.5%, due 7/5/14	$1,171,420	929,605	0.07%
Local Insight Regatta Holdings, Inc., 1st Lien Term Loan, LIBOR + 4%, due 4/23/15	$1,000,000	133,333	0.01%
Total Newspaper, Periodical, Book, and Directory Publishers		1,062,938

Offices of Real Estate Agents and Brokers (0.08%)
Realogy Corporation, 2nd Lien Term Loan A, 13.5%, due 10/15/17	$2,036,336	2,002,736	0.14%
Realogy Corporation, Revolver, LIBOR + 2.25%, due 4/10/13	$24,164,053	(854,878)	(0.06)%
Total Offices of Real Estate Agents and Brokers		1,147,858

Other Financial Investment Activities (1.72%)
Marsico Capital Management, Senior Secured 1st Lien Term Loan, LIBOR + 5%, due 12/14/14	$46,718,088	23,534,237	1.72%

Radio and Television Broadcasting (6.12%)
Encompass Digital Media, Inc., 1st Lien Term Loan, LIBOR + 6%, 1.75% LIBOR Floor, due 2/28/16 (2)	$9,794,531	9,727,928	0.71%
Encompass Digital Media, Inc., 2nd Lien Term Loan, 16.5%, due 8/28/16 (2)	$57,442,391	60,285,790	4.40%
RMG Networks, Inc., Senior Secured 1st Lien Term Loan, 14%, due 4/10/15 (2)	$15,131,577	13,890,788	1.01%
Total Radio and Television Broadcasting		83,904,506

Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing (0.37%)
Gundle/SLT Environmental, Inc., Senior Secured 2nd Lien Term Loan, LIBOR + 9.5% Cash + 2% PIK, 1.5% LIBOR Floor, due 11/27/16	$5,283,063	5,098,156	0.37%

Scheduled Air Transportation (2.23%)
United Air Lines, Inc., Aircraft Secured Mortgage (N510UA), 20%, due 9/26/16 (2), (8)	$4,687,389	6,337,349	0.46%
United Air Lines, Inc., Aircraft Secured Mortgage (N512UA), 20%, due 10/26/16 (2), (8)	$4,708,144	6,388,951	0.47%
United Air Lines, Inc., Aircraft Secured Mortgage (N536UA), 16%, due 8/21/14 (2), (8)	$3,825,892	4,441,860	0.32%
United Air Lines, Inc., Aircraft Secured Mortgage (N545UA), 16%, due 7/17/15 (2), (8)	$4,877,920	5,846,187	0.43%
United Air Lines, Inc., Aircraft Secured Mortgage (N585UA), 20%, due 10/25/16 (2), (8)	$5,528,065	7,504,349	0.55%
Total Scheduled Air Transportation		30,518,696

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2011

Showing Percentage of Total Cash and Investments of the Registrant

	Principal	Fair	Percent of Cash
Investment	Amount	Value	and Investments

Debt Investments (continued)
Semiconductor and Other Electronic Component Manufacturing (2.17%)
Isola USA Corporation, 1st Lien Term Loan, LIBOR + 8%, 2% LIBOR Floor, due 9/29/15	$27,414,213	$26,865,929	1.96%
Isola USA Corporation, Mezzanine Term Loan, 8% Cash + 8% PIK, due 3/29/16	$2,929,323	2,929,323	0.21%
Total Semiconductor and Other Electronic Component Manufacturing		29,795,252

Software Publishers (0.72%)
Infor Global Solutions, Extended Initial 1st Lien Delayed Draw Term Loan, LIBOR + 5.75%, due 12/31/13	$342,102	318,155	0.02%
Infor Global Solutions, Extended Initial 1st Lien Term Loan, LIBOR + 5.75%, due 12/31/13	$644,149	599,381	0.04%
Infor Global Solutions, Extended Initial 2nd Lien New Term Loan, LIBOR + 5.5%, due 3/2/14	$1,994,764	1,516,021	0.11%
Infor Global Solutions, Extended Initial 2nd Lien Term Loan, LIBOR + 6.25%, due 3/2/14	$5,990,445	4,715,607	0.35%
Infor Global Solutions, Extended Initial DDTL 2nd Lien Term Loan, LIBOR + 6.25%, due 3/2/14	$3,468,152	2,730,088	0.20%
Total Software Publishers		9,879,252

Support Activities for Mining (0.08%)
Trico Shipping AS, 1st Lien Term Loan A, LIBOR + 8.5%, 1.5% LIBOR Floor, due 5/13/14 - (Norway)	$1,133,655	1,133,655	0.08%
Trico Shipping AS, 1st Lien Term Loan B, LIBOR + 8.5%, 1.5% LIBOR Floor, due 5/13/14 - (Norway)	$1,133,286	-	-
Total Support Activities for Mining		1,133,655

Traveler Accommodation (0.17%)
Buffets Holdings, Inc., 1st Lien Term Loan, LIBOR + 10% + 2% PIK, 2% LIBOR Floor, due 4/22/15	$3,985,898	2,291,892	0.17%

Wired Telecommunications Carriers (4.49%)
Bulgaria Telecom Company AD, 1st Lien Tranche B Term Loan, EURIBOR + 2.75%, due 8/9/15 - (Bulgaria) (3)	€5,852,181	5,973,665	0.44%
FairPoint Communications, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 4.5%, 2% LIBOR Floor, due 1/24/16	$19,000,000	14,881,750	1.09%
Hawaiian Telcom Communications, Inc., Senior Secured Term Loan, LIBOR + 6%, 3% LIBOR Floor, due 10/28/15	$4,782,857	4,782,857	0.35%
Integra Telecom Holdings, Inc., 1st Lien Term Loan, LIBOR + 7.25%, 2% LIBOR Floor, due 4/15/15 (2)	$12,437,488	11,675,691	0.85%
NEF Telecom Company BV, 1st Lien Tranche C Term Loan, EURIBOR + 3.5%, due 8/9/16 - (Netherlands) (3)	€13,645,416	13,106,658	0.96%
NEF Telecom Company BV, 2nd Lien Tranche D Term Loan, EURIBOR + 5.5%, due 2/16/17 - (Netherlands) (3), (4)	€12,698,410	11,049,585	0.80%
Total Wired Telecommunications Carriers		61,470,206

Total Bank Debt (Cost $608,860,794)		611,576,873

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2011

Showing Percentage of Total Cash and Investments of the Registrant

	Principal	Fair	Percent of Cash
Investment	Amount	Value	and Investments

Debt Investments (continued)
Other Corporate Debt Securities (26.04%)
Accounting, Tax Preparation, Bookkeeping, and Payroll Services (3.87%)
NCO Group, Inc., Senior Subordinated Notes, 11.875%, due 11/15/14	$27,195,000	$25,019,400	1.83%
NCO Group, Inc., Senior Unsecured Floating Rate Notes, LIBOR + 4.875%, due 11/15/13	$29,404,000	27,933,800	2.04%
Total Accounting, Tax Preparation, Bookkeeping, and Payroll Services		52,953,200

Aerospace Product and Parts Manufacturing (0.86%)
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.5%, due 4/1/15	$20,957,000	9,022,198	0.66%
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.875%, due 4/1/15	$6,123,000	2,791,537	0.20%
Total Aerospace Product and Parts Manufacturing		11,813,735

Architectural, Engineering, and Related Services (1.99%)
Alion Science & Technology Corporation, Senior Notes, 10.25%, due 2/1/15	$17,525,000	10,521,835	0.77%
Alion Science & Technology Corporation, Senior Secured Notes, 10% Cash + 2% PIK, due 11/1/14	$16,809,029	14,669,407	1.07%
ESP Holdings, Inc., Junior Unsecured Subordinated Promissory Notes, 18% PIK, due 3/31/15 (2), (5)	$2,041,825	2,041,825	0.15%
Total Architectural, Engineering, and Related Services		27,233,067

Data Processing, Hosting, and Related Services (0.40%)
GXS Worldwide, Inc., Fixed Notes, 9.75%, due 6/15/15	$5,814,000	5,510,393	0.40%

Full-Service Restaurants (2.65%)
Real Mex Restaurants, Inc., Senior Secured Notes, 14%, due 1/1/13 (4)	$37,041,000	36,374,262	2.65%

Gambling Industries (2.81%)
Harrah's Operating Company, Inc., 2nd Priority Secured Notes, 10%, due 12/15/18	$64,338,000	38,441,955	2.81%

Health and Personal Care Stores (0.39%)
Rite Aid Corporation, Senior Unsecured Notes, 9.5%, due 6/15/17	$6,640,000	5,280,925	0.39%

Home Furnishings Stores (0.05%)
Linens 'n Things, Inc., Senior Secured Notes, LIBOR + 5.625%, due 1/15/14 (4)	$9,189,000	689,175	0.05%

Industrial Machinery Manufacturing (0.92%)
GSI Group, Inc., Senior Secured Notes, 12.25% Cash or 13% PIK, due 1/15/14 (5)	$12,572,761	12,572,761	0.92%

Metal and Mineral (except Petroleum) Merchant Wholesalers (2.00%)
Edgen Murray Corporation, Senior Secured Notes, 12.25%, due 1/15/15	$30,334,000	27,461,067	2.00%

Oil and Gas Extraction (2.01%)
Geokinetics Holdings, Inc., Senior Secured Notes, 9.75%, due 12/15/14	$3,777,000	3,002,715	0.22%
Woodbine Acquisition Corporation, Senior Secured Notes, 12%, due 5/15/16 (2), (5)	$25,340,000	24,579,800	1.79%
Total Oil and Gas Extraction		27,582,515

Pharmaceutical and Medicine Manufacturing (2.81%)
Novasep Holdings SAS, Senior Secured 1st Lien Notes, 9.75%, due 12/15/16 - (France) (5)	$30,893,000	20,204,022	1.47%
Novasep Holdings SAS, Senior Secured Notes, 9.625%, due 12/15/16 - (France) (3)	€19,650,000	17,203,768	1.26%
Novasep Holdings SAS, Senior Secured Notes, 9.625%, due 12/15/16 - (France) (3), (5)	€1,312,000	1,148,669	0.08%
Total Pharmaceutical and Medicine Manufacturing		38,556,459

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2011

Showing Percentage of Total Cash and Investments of the Registrant

	Principal Amount	Fair	Percent of Cash
Investment	or Shares	Value	and Investments

Debt Investments (continued)
Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing (2.80%)
AGY Holding Corporation, Senior Secured 2nd Lien Notes, 11%, due 11/15/14	$52,174,000	$38,348,412	2.80%

Wired Telecommunications Carriers (2.48%)
ITC^DeltaCom, Inc., Senior Secured Notes, 10.5%, due 4/1/16 (5)	$18,170,000	18,624,250	1.36%
NEF Telecom Company BV, Mezzanine Term Loan, EURIBOR + 4.5% Cash + 7.5% PIK, due 8/16/17 - (Netherlands) (3), (4), (5)	€54,730,879	3,663,411	0.27%
Zayo Group, LLC, Senior Secured 1st Lien Notes, 10.25%, due 3/15/17	$11,067,000	11,661,851	0.85%
Total Wired Telecommunications Carriers		33,949,512

Total Other Corporate Debt Securities (Cost $464,585,673)		356,767,438

Total Debt Investments (Cost $1,073,446,467)		968,344,311

Equity Securities (14.45%)
Activities Related to Credit Intermediation (0.37%)
Online Resources Corporation, Common Stock (2), (4), (6)	1,959,400	4,996,470	0.37%

Architectural, Engineering, and Related Services (0.27%)
Alion Science & Technology Corporation, Warrants (4)	12,775	673,881	0.05%
ESP Holdings, Inc., 15% PIK, Preferred Stock (2), (5), (6)	6,674	1,047,704	0.08%
ESP Holdings, Inc., Common Stock (2), (4), (5), (6)	29,156	1,998,958	0.14%
Total Architectural, Engineering, and Related Services		3,720,543

Business Support Services (0.34%)
STG-Fairway Holdings, LLC, Class A Units (4), (5)	226,242	4,673,025	0.34%

Cable and Other Subscription Programming (0.00%)
Perseus Holdings S.A., Common Stock - (Luxembourg) (2), (3), (4), (5), (6)	78,000	-	-

Data Processing, Hosting, and Related Services (0.61%)
GXS Holdings, Inc., Common Stock (4), (5)	1,806,332	181	-
GXS Holdings, Inc., Series A Preferred Stock (4), (5)	34,251	8,299,038	0.61%
Total Data Processing, Hosting, and Related Services		8,299,219

Depository Credit Intermediation (0.19%)
Doral Financial Corporation, Common Stock (4)	2,410,796	2,627,768	0.19%
Doral GP, Ltd., GP Interest (2), (4), (5), (6)	100	225	-
Total Depository Credit Intermediation		2,627,993

Electronic Shopping and Mail-Order Houses (0.20%)
Shop Holding, LLC, Class A Units (4), (5)	1,379,026	2,176,515	0.16%
Shop Holding, LLC, Warrants to Purchase Class A Units (4), (5)	919,351	531,863	0.04%
Total Electronic Shopping and Mail-Order Houses		2,708,378

Gambling Industries (4.92%)
TOPV New World Holdings, LLC, Membership Interests - (Canada) (2), (4),(5), (6)	77,442,845	64,885,941	4.74%
Tropicana Entertainment, Inc., Common Stock (4), (5)	180,844	2,531,816	0.18%
Total Gambling Industries		67,417,757

Highway, Street, and Bridge Construction (0.00%)
Contech Construction Products Holdings, Inc., Common Stock (2), (5), (6)	2,467,875	247	-

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2011

Showing Percentage of Total Cash and Investments of the Registrant

		Fair	Percent of Cash
Investment	Shares	Value	and Investments

Equity Securities (continued)
Industrial Machinery Manufacturing (0.33%)
GSI Group, Inc., Common Stock (4), (5)	590,456	$4,534,702	0.33%

Machine Shops; Turned Product; and Screw, Nut, and Bolt Manufacturing (0.00%)
Precision Holdings, LLC, Class C Membership Interests (4), (5)	94	20,145	-

Motor Vehicle Manufacturing (0.00%)
Fleetwood Enterprises, Inc., Common Stock (2), (4), (6)	11,500,685	11,501	-

Other Amusement and Recreation Industries (0.00%)
Bally Total Fitness Holding Corporation, Common Stock (4), (5)	1,799	25,546	-
Bally Total Fitness Holding Corporation, Warrants (4), (5)	3,245	15,576	-
Total Other Amusement and Recreation Industries		41,122

Radio and Television Broadcasting (0.88%)
Encompass Digital Media Group, Inc., Common Stock (2), (4), (5), (6)	661,765	11,475,001	0.84%
Reach Media Group Holdings, Inc., Warrants to Purchase Common Stock (2), (4), (5), (6)	7,179,572	58,717	-
Reach Media Group Holdings, Inc., Warrants to Purchase Series A Preferred Stock (2), (4), (5), (6)	2,272,580	77,011	-
Reach Media Group Holdings, Inc., Warrants to Purchase Series B Preferred Stock (2), (4), (5), (6)	2,476,138	376,296	0.03%
Reach Media Group Holdings, Inc., Warrants to Purchase Series C Preferred Stock (2), (4), (5), (6)	1,419,264	75,149	0.01%
Total Radio and Television Broadcasting		12,062,174

Scheduled Air Transportation (1.66%)
United Air Lines, Inc., Equipment Trust Beneficial Interests (N510UA) (2), (5), (8)	315	4,006,897	0.29%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N512UA) (2), (5), (8)	312	3,943,859	0.29%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N536UA) (2), (5), (8)	405	5,500,875	0.40%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N545UA) (2), (5), (8)	356	5,038,820	0.37%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N585UA) (2), (5), (8)	312	4,310,922	0.31%
Total Scheduled Air Transportation		22,801,373

Semiconductor and Other Electronic Component Manufacturing (0.16%)
TPG Hattrick Holdco, LLC, Common Units (4), (5)	1,935,857	2,129,443	0.16%

Support Activities for Mining (0.62%)
DeepOcean Group Holding AS, Common Stock - (Norway) (4), (5)	410,366	8,554,610	0.62%

Wired Telecommunications Carriers (3.90%)
Hawaiian Telcom Holdco, Inc., Common Stock (4)	462,676	6,449,703	0.47%
Hawaiian Telcom Holdco, Inc., Warrants (4)	54,272	146,534	0.01%
Integra Telecom, Inc., Common Stock (2), (4), (5), (6)	10,080,250	46,696,541	3.41%
Integra Telecom, Inc., Warrants (2), (4), (5), (6)	3,018,747	-	-
NEF Kamchia Co-Investment Fund, LP Interest - (Cayman Islands) (3), (4), (5)	6,550,500	87,691	0.01%
Total Wired Telecommunications Carriers		53,380,469

Total Equity Securities (Cost $300,093,959)		197,979,171

Total Investments (Cost $1,373,540,426) (7)		1,166,323,482

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2011

Showing Percentage of Total Cash and Investments of the Registrant

	Principal		Fair	Percent of Cash
Investment	Amount		Value	and Investments

Cash and Cash Equivalents (14.87%)
Wells Fargo & Company, Overnight Repurchase Agreement, 0.05%, due 10/3/11 Collateralized by FHLMC Notes		$11,907,531	$11,907,531	0.87%
Toyota Motor Credit Corporation, Commercial Paper, 0.20%, due 10/3/11		$10,000,000	9,999,889	0.73%
Union Bank of California, Commercial Paper, 0.05%, due 10/3/11		$20,000,000	19,999,944	1.46%
Chevron Funding Corporation, Commercial Paper, 0.05%, due 10/6/11		$17,000,000	16,999,882	1.24%
Union Bank of California, Certificate of Deposit, 0.18%, due 10/12/11		$10,000,000	10,000,000	0.73%
Toyota Motor Credit Corporation, Commercial Paper, 0.09%, due 10/19/11		$15,000,000	14,999,325	1.10%
General Electric Capital Corporation, Commercial Paper, 0.12%, due 10/21/11		$17,000,000	16,998,867	1.24%
Toyota Motor Credit Corporation, Commercial Paper, 0.15%, due 10/26/11		$18,000,000	17,998,125	1.31%
Union Bank of California, Commercial Paper, 0.15%, due 10/27/11		$15,000,000	14,998,375	1.10%
Toyota Motor Credit Corporation, Commercial Paper, 0.12%, due 11/16/11		$17,000,000	16,997,393	1.24%
Union Bank of California, Commercial Paper, 0.25%, due 11/21/11		$20,000,000	19,992,917	1.46%
General Electric Capital Corporation, Commercial Paper, 0.11%, due 12/28/11		$28,000,000	27,992,471	2.04%
Cash Denominated in Foreign Currency	CAD	42,433	40,400	-
Cash Denominated in Foreign Currency		€712,800	954,225	0.07%
Cash Denominated in Foreign Currency		£100,175	156,113	0.01%
Cash Held on Account at Various Institutions		$3,653,267	3,653,267	0.27%
Total Cash and Cash Equivalents			203,688,724

Total Cash and Investments			$1,370,012,206	100.00%

Notes to Statement of Investments:

(1)
Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(2)	Affiliated issuer - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer).
Changes to investments in securities of affiliated issuers and interest and dividends earned on such securities during the nine months ended September 30, 2011 were as follows:

	Value,			Value,	Interest &
	Beginning of			End of	Dividends
Investment	Period	Acquisitions	Dispositions	Period	Earned

Contech Construction Products Holdings, Inc., Common Stock	$-	$-	$-	$247	$-
Contech Construction Products, Inc., Senior Secured 1st Lien Revolver, LIBOR + 4%, 1.25% LIBOR Floor, due 1/31/13	-	2,603,551	-	2,658,685	17,153
Contech Construction Products, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 4%, 1.25% LIBOR Floor, due 1/31/13	-	15,458,984	(1,031,773)	13,265,275	44,691
Doral GP, Ltd., GP Interest	225	-	-	225	-
Encompass Digital Media Group, Inc., 1st Lien Revolver, 13%, due 12/31/14	3,825,000	262,276	(3,825,000)	-	91,372
Encompass Digital Media Group, Inc., Common Stock	3,031,875	-	-	11,475,001	-
Encompass Digital Media, Inc., 1st Lien Term Loan, LIBOR + 6%, 1.75% LIBOR Floor, due 2/28/16	-	9,665,939	(49,218)	9,727,928	455,117
Encompass Digital Media, Inc., 2nd Lien Term Loan, 16.5%, due 8/28/16	71,586,882	4,628,672	(15,728,570)	60,285,790	6,898,510
ESP Holdings, Inc., 2nd Lien Term Loan, LIBOR + 10%, 3.5% LIBOR Floor, due 9/12/14	14,854,583	-	(2,368,742)	12,485,841	1,403,929
ESP Holdings, Inc., Junior Unsecured Subordinated Promissory Notes, 18% PIK, due 3/31/15	1,749,916	291,909	-	2,041,825	250,058
ESP Holdings, Inc., 15% PIK, Preferred Stock	988,369	-	-	1,047,704	-
ESP Holdings, Inc., Common Stock	2,487,659	-	-	1,998,958	-
Fleetwood Enterprises, Inc., Common Stock	11,501	-	-	11,501	-
Integra Telecom Holdings, Inc., 1st Lien Term Loan, LIBOR + 7.25%, 2% LIBOR Floor, due 4/15/15	15,835,461	17,895	(3,251,324)	11,675,691	1,050,522
Integra Telecom, Inc., Common Stock	51,369,376	-	-	46,696,541	-
Integra Telecom, Inc., Warrants	44,376	-	-	-	-
Medfort, S.a.r.1., 1st Lien Term Loan A, 15%, due 11/21/17	-	1,849,814	-	3,848,013	321,372
Medfort, S.a.r.1., 1st Lien Term Loan B, 1%, due 11/21/17	-	39,859,060	(1,234)	24,800,979	285,442
Online Resources Corporation, Common Stock	9,111,210	-	-	4,996,470	-
Perseus Holdings S.A., Common Stock	-	5,385,680	-	-	-
Primacom Management GmbH, 2nd Lien Term Loan, 10% PIK, due 5/19/17	-	5,179,164	-	10,545,051	801,861
Primacom Management GmbH, Mezzanine Term Loan A, 1% PIK, due 11/21/17	-	3,664,360	-	3,365,352	26,242
Primacom Management GmbH, Mezzanine Term Loan B, 1% PIK, due 11/21/17	-	13,337,131	-	12,248,871	110,781
Reach Media Group Holdings, Inc., Warrants to Purchase Common Stock	-	234,903	-	58,717	-
Reach Media Group Holdings, Inc., Warrants to Purchase Series A Preferred Stock	-	308,089	-	77,011	-
Reach Media Group Holdings, Inc., Warrants to Purchase Series B Preferred Stock	-	1,505,401	-	376,296	-
Reach Media Group Holdings, Inc., Warrants to Purchase Series C Preferred Stock	-	300,641	-	75,149	-
RMG Networks, Inc., Senior Secured 1st Lien Term Loan, 14%, due 4/10/15	-	12,381,884	-	13,890,788	994,635
TOPV New World Holdings, LLC, Membership Interests	65,524,403	216,601	-	64,885,941	-
United Air Lines, Inc., Aircraft Secured Mortgage (N510UA), 20%, due 9/26/16	6,851,330	-	(382,038)	6,337,349	734,585
United Air Lines, Inc., Aircraft Secured Mortgage (N512UA), 20%, due 10/26/16	6,893,691	-	(373,825)	6,388,951	737,022
United Air Lines, Inc., Aircraft Secured Mortgage (N536UA), 16%, due 8/21/14	5,324,675	-	(729,006)	4,441,860	503,381
United Air Lines, Inc., Aircraft Secured Mortgage (N545UA), 16%, due 7/17/15	6,620,831	-	(653,267)	5,846,187	625,025
United Air Lines, Inc., Aircraft Secured Mortgage (N585UA), 20%, due 10/25/16	8,097,209	-	(438,927)	7,504,349	865,129
United Air Lines, Inc., Equipment Trust Beneficial Interests (N510UA)	2,964,485	382,037	(484,911)	4,006,897	-
United Air Lines, Inc., Equipment Trust Beneficial Interests (N512UA)	2,934,268	373,824	(484,911)	3,943,859	-
United Air Lines, Inc., Equipment Trust Beneficial Interests (N536UA)	3,584,483	729,004	(467,317)	5,500,875	-
United Air Lines, Inc., Equipment Trust Beneficial Interests (N545UA)	3,410,770	653,266	(542,701)	5,038,820	-
United Air Lines, Inc., Equipment Trust Beneficial Interests (N585UA)	3,230,557	438,926	(569,359)	4,310,922	-
Woodbine Acquisition Corporation, Senior Secured Notes, 12%, due 5/15/16	-	25,305,976	-	24,579,800	969,910

(3)	Principal amount or shares denominated in foreign currency. Cost and fair value converted to U.S. dollars.

(4)	Non-income producing security.

(5)	Restricted security.

(6)	Not a controlling position.

(7)	Includes investments with an aggregate fair value of $38,441,955 that have been segregated to collateralize certain unfunded commitments.

(8)	Issuer is a controlled company.

Aggregate purchases and aggregate sales of investments, other than government securities, totaled $408,247,496 and $470,167,028, respectively. Aggregate purchases includes investment assets received as payment in-kind. Aggregate sales includes principal paydowns on debt investments.

The aggregate cost of securities for federal income tax purposes, excluding cash and cash equivalents, was $1,373,540,426.  Net unrealized depreciation aggregated $207,216,944, of which $93,692,750 related to appreciated investments and $300,909,694 related to depreciated investments.

The total value of restricted securities and bank debt as of September 30, 2011 was $877,484,925, or 64.05% of total cash and investments of the Registrant.

Investments of the Registrant may be categorized based on the types of inputs used in valuing such investments.  The level in the GAAP valuation hierarchy in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety.  Transfers between levels are recognized as of the beginning of the reporting period. At September 30, 2011, the investments of the Registrant were categorized as follows:

			Other
Level	Basis for Determining Fair Value	Bank Debt	Corporate Debt	Equity Securities
1	Quoted prices in active markets for identical assets	$-	$38,441,955	$12,158,940
2	Other observable market inputs*	165,941,792	225,116,765	6,461,204
3	Independent third-party pricing sources that employ significant unobservable inputs	442,705,758	93,208,718	168,048,211
3	Investment Manager valuations with significant unobservable inputs	2,929,323	-	11,310,816
Total		$611,576,873	$356,767,438	$197,979,171

* E.g., quoted prices in inactive markets or quotes for comparable instruments

Changes in investments categorized as Level 3 during the nine months ended September 30, 2011 were as follows:

	Independent Third-Party Valuation
		Other
	Bank Debt	Corporate Debt	Equity Securities
Beginning balance	$441,244,014	$84,300,000	$145,954,427
Net realized and unrealized gains (losses)	5,800,669	(29,948,269)	3,260,209
Acquisitions	193,469,758	47,171,872	21,616,600
Dispositions	(237,142,146)	(6,044,000)	(2,783,025)
Transfers into Level 3†	-	37,062,578	-
Reclassifications within Level 3	39,333,463	(39,333,463)	-
Ending balance	$442,705,758	$93,208,718	$168,048,211

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$(7,350,829)	$29,896,416	$3,247,572

† Comprised of one investment that transferred from Level 2 due to decreased trading volumes.

	Investment Manager Valuation
		Other
	Bank Debt	Corporate Debt	Equity Securities
Beginning balance	$4,419,714	$-	$20,356,159
Net realized and unrealized gains (losses)	(40,689)	-	(1,685,115)
Acquisitions	168,511	-	2,095
Dispositions	(1,618,213)	-	-
Transfers out of Level 3‡	-	-	(7,362,323)
Ending balance	$2,929,323	$-	$11,310,816

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$-	$-	$(1,685,115)

‡ Comprised of one investment that transferred to Level 2 due to increased trading volumes.

During the nine months ended September 30, 2011, one investment with a beginning market value of $9,273,589 transferred from Level 2 to Level 1 following commencement of active trading on a national exchange.

Acquisition date and cost of restricted securities of unaffiliated issuers held at September 30, 2011 were as follows:

Investment	Acquisition Date	Cost

Bally Total Fitness Holding Corporation, Common Stock	4/30/10	$13,422,993
Bally Total Fitness Holding Corporation, Warrants	4/30/10	-
DeepOcean Group Holding AS, Common Stock	5/13/11	9,786,480
GSI Group, Inc., Common Stock	7/23/10	3,126,416
GSI Group, Inc., Senior Secured Notes, 12.25% Cash or 13% PIK, due 1/15/14	Various 2010	10,465,055
GXS Holdings, Inc., Common Stock	3/28/08	2,510,633
GXS Holdings, Inc., Series A Preferred Stock	3/28/08	100,425
ITC^DeltaCom, Inc., Senior Secured Notes, 10.5%, due 4/1/16	4/9/10	17,780,617
NEF Kamchia Co-Investment Fund, LP Interest	7/31/07	8,982,702
NEF Telecom Company BV, Mezzanine Term Loan,
EURIBOR + 4.5% Cash + 7.5% PIK, due 8/16/17	8/31/07	69,576,180
Novasep Holdings SAS, Senior Secured 1st Lien Notes, 9.75%, due 12/15/16	Various 2011	20,497,233
Novasep Holdings SAS, Senior Secured Notes, 9.625%, due 12/15/16	4/5/11	1,217,603
Precision Holdings, LLC, Class C Membership Interests	9/30/10 & 7/25/11	3,929
Shop Holding, LLC, Class A Units	6/2/11	1,301,747
Shop Holding, LLC, Warrants to Purchase Class A Units	6/2/11	-
STG-Fairway Holdings, LLC, Class A Units	12/30/10	3,096,484
TPG Hattrick Holdco, LLC, Common Units	9/30/10	892,388
Tropicana Entertainment, Inc., Common Stock	3/8/10	9,612,500

ITEM 2.	CONTROLS AND PROCEDURES.

(a)       The Registrant's Chief Executive Officer and Chief Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely manner.

(b)       Not applicable.

ITEM 3.	EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tennenbaum Opportunities Partners V, LP

By:	/s/ Mark K. Holdsworth

Name: Mark K. Holdsworth
Title: Chief Executive Officer
Date: November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Mark K. Holdsworth

Name: Mark K. Holdsworth
Title: Chief Executive Officer
Date: November 29, 2011

By:	/s/ Paul L. Davis

Name: Paul L. Davis
Title: Chief Financial Officer
Date: November 29, 2011